Segment information - Schedule of Reconciliation Between Business Operating Income for the Segments and Income Before Tax and Investments Accounted for Using the Equity Method (Details) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of operating segments [line items]
Share of profit/(loss) from investments accounted for using the equity method	€ 255	€ 499		€ 85
Net income attributable to non-controlling interests	31	104	[1]	121	[1],[2]
Fair value remeasurement of contingent consideration	238	117	[1]	(159)	[1]
Restructuring costs and similar items	(1,062)	(1,480)		(731)
Other gains and losses, and litigation	327	502	[1]	(215)	[1]
Operating income	3,125	4,676	[1]	5,804	[1]
Financial expenses	(444)	(435)	[1]	(420)	[1]
Financial income	141	164	[1]	147	[1]
Income before tax and investments accounted for using the equity method	2,822	4,405	[1]	5,531	[1]
Operating segments
Disclosure of operating segments [line items]
Business operating income	9,758	8,884		9,323
Material reconciling items
Disclosure of operating segments [line items]
Share of profit/(loss) from investments accounted for using the equity method	(420)	(423)		(214)
Net income attributable to non-controlling interests	35	106		125
Amortization and impairment of intangible assets	(5,750)	(2,888)		(2,159)
Fair value remeasurement of contingent consideration	238	117		(159)
Expenses arising from the impact of acquisitions on inventories	(3)	(114)		(166)
Restructuring costs and similar items	(1,062)	(1,480)		(731)
Other expenses related to business combinations	0	(28)		0
Other gains and losses, and litigation	327	502		(215)
IFRS 16 adjustment (excluding interest expense on lease liabilities)	€ 2	0		€ 0
European Generics Business
Disclosure of operating segments [line items]
Gain loss on divestitures assets		€ 510

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[2]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).